EQUITY AND LONG-TERM INCENTIVE PLANS, Cablevision's Equity Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 21, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 16, 2015
Cablevision's Equity Plans [Abstract]
Share-based compensation		$ 14,448			$ 39,150		$ 9,849
Share-based compensation related to equity classified awards		$ 15,005	$ 1,670		$ 40,932	$ 1,670	$ 14,368
Stock Options
Cablevision's Equity Plans [Abstract]
Share-based compensation				$ 3,848				$ 9,159	$ 7,573
Cablevision Systems Corporation And Subsidiaries
Cablevision's Equity Plans [Abstract]
Consideration transfered	$ 9,958,323
Share-based compensation				25,231				65,286	43,984
Share-based compensation related to equity classified awards				24,778				60,321	43,984
Income tax benefit recognized in continuing operations resulting from share-based compensation expense				10,357				26,718	17,801
Proceeds from stock option exercises				14,411				$ 18,727	55,355
Cablevision Systems Corporation And Subsidiaries | Stock Options
Cablevision's Equity Plans [Abstract]
Awards authorized (in shares)								11,880,700
Cablevision Systems Corporation And Subsidiaries | Restricted Stock
Cablevision's Equity Plans [Abstract]
Awards authorized (in shares)								3,769,485
Granted (in shares)								1,747,870
Number of restricted stock units granted to non-employee directors (in shares)								466,283
Share-based compensation				20,930				$ 51,162	$ 36,411
Cablevision Systems Corporation And Subsidiaries | Stock Appreciation Rights
Cablevision's Equity Plans [Abstract]
Share-based compensation				$ 453				$ 4,965
Cablevision Systems Corporation And Subsidiaries | Performance Based Restricted Stock
Cablevision's Equity Plans [Abstract]
Granted (in shares)								584,400
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation 2015 Employee Stock Plan | CNYG Class A Common Stock
Cablevision's Equity Plans [Abstract]
Granted (in shares)								79,780
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation Stock Plan for Non-Employee Directors | Restricted Stock
Cablevision's Equity Plans [Abstract]
Number of restricted stock units granted to non-employee directors (in shares)								73,056	66,421
Non-option equity instruments, outstanding (shares)								466,283
Employee | Cablevision Systems Corporation And Subsidiaries | Restricted Stock
Cablevision's Equity Plans [Abstract]
Granted (in shares)								1,724,940
Cablevision Systems Corp.
Cablevision's Equity Plans [Abstract]
Business Acquisition, Share Price										$ 34.90
Consideration transfered	$ 9,958,323
Cablevision Systems Corp. | Cablevision Systems Corporation And Subsidiaries
Cablevision's Equity Plans [Abstract]
Business Acquisition, Share Price								$ 34.90
Consideration transfered								$ 439,167
Cablevision Systems Corp. | Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation Employee Stock Plan
Cablevision's Equity Plans [Abstract]
Share-based compensation related to equity classified awards								63,484
Cablevision Systems Corp. | Employee | Cablevision Systems Corporation And Subsidiaries
Cablevision's Equity Plans [Abstract]
Employers payroll taxes								$ 7,929